Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

(in millions)	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2021	$130	$7,576	$22,350	$435	$1,423	$31,914
Additions(1)	—	67	27	—	3,564	3,658
Transfers from construction in progress	1	409	935	21	(1,366)	—
Disposals	(8)	(182)	(725)	(17)	(237)	(1,169)
Effects of exchange rate changes	(1)	(3)	(18)	—	—	(22)
As of December 31, 2022	122	7,867	22,569	439	3,384	34,381
Additions(1)	16	121	19	4	745	905
Transfers from construction in progress	—	616	1,979	7	(2,602)	—
Disposals	—	(25)	(297)	(2)	(15)	(339)
Effect of exchange rate changes	—	2	11	—	—	13
As of December 31, 2023	$138	$8,581	$24,281	$448	$1,512	$34,960
Accumulated Depreciation
As of December 31, 2021	$37	$4,266	$18,507	$384	$7	$23,201
Additions(1)	6	443	975	23	—	1,447
Disposals	(4)	(164)	(674)	(16)	—	(858)
Effects of exchange rate changes	—	(1)	(4)	—	—	(5)
As of December 31, 2022	$39	$4,544	$18,804	$391	$7	$23,785
Additions(1)	5	322	976	19	—	1,322
Disposals	—	(18)	(296)	(2)	—	(316)
Effect of exchange rate changes	—	1	4	—	—	5
As of December 31, 2023	$44	$4,849	$19,488	$408	$7	$24,796

Net book value as of December 31, 2022	$83	$3,323	$3,765	$48	$3,377	$10,596

Net book value as of December 31, 2023	$94	$3,732	$4,793	$40	$1,505	$10,164
(1)     The Company earned investment tax credits related to the Company’s construction of a wafer fabrication facility in Saratoga County, New York (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property, plant and equipment costs. As of December 31, 2023, and 2022, the investment tax credits included in property, plant and equipment amounted to $226 million and $179 million, respectively.
Construction in progress includes property, plant and equipment that are still in progress of construction and qualification process for equipment, necessary for these assets to be operating in the manner for their intended use. When these assets are completed and placed in service, they are transferred to property, plant and equipment and depreciation commences. The Company transferred $2.6 billion and $1.4 billion in 2023 and 2022, respectively, from construction in progress to the respective property, plant and equipment category.
The gross amount of ROU assets recorded under leases, which are included in property, plant and equipment amounted to $996 million and $888 million as of December 31, 2023 and 2022, respectively. The net carrying value of ROU assets amounted to $335 million and $282 million as of December 31, 2023 and 2022, respectively. Amortization of ROU assets is included in depreciation expense. Depreciation expense for the years ended December 31, 2023, 2022 and 2021 for all ROU assets was $57 million, $82 million and $81 million, respectively.
Depreciation expense on property, plant and equipment is as follows:

(in millions)	2023	2022	2021
Cost of revenue	$1,259	$1,377	$1,309
Research and development expenses	38	40	73
Selling, general and administrative expenses	25	30	29
Total	$1,322	$1,447	$1,411